Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per share, diluted	$ (0.50)	$ (0.18)	$ (2.19)	$ (1.10)
Weighted average number of common shares outstanding, diluted	22,147,598	15,910,415	17,111,374	12,271,449